Organization and Business (Details) - Schedule of the diluted weighted average shares - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net Loss	$ (98,465)	$ (23,414)
Less: Change in redemption value of preferred interests	(13,831)	(24,625)
Net Loss attributable to common unitholders	$ (112,296)	$ (48,039)
Denominator
Weighted Average Units – basic and diluted (in Shares)	20,526	15,978	16,853	15,742
Net loss attributable to common unit holder per unit – basic and diluted (in Dollars per share)	$ (5.47)	$ (3.01)	$ (10.11)	$ (6.27)